Segment Information (Tables)	3 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Summary of net sales and earnings before interest and taxes ("EBIT")
A summary of segment information follows:

	Three Months Ended March 31,
	2021		2020
(in millions)	Revenues	Operating Income (Loss)	Revenues	Operating Income (Loss)
Carlisle Construction Materials	$719.3	$121.3	$676.4	$107.7
Carlisle Interconnect Technologies	155.8	(10.7)	224.5	16.4
Carlisle Fluid Technologies	65.8	4.3	58.3	2.8
Segment total	940.9	114.9	959.2	126.9
Corporate and unallocated(1)	—	(30.2)	—	(19.7)
Total	$940.9	$84.7	$959.2	$107.2
(1)Corporate operating loss includes other unallocated costs, primarily general corporate expenses.